FORM N-SAR
ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/15  (b)

Is this a transition report? (Y or N): N

Is this an amendment to a previous filing? (Y or N): N

1.	A) Registrant Name: American Family Variable Account II B) File Number: 811-10121 C) Telephone Number: (608) 242-4100, ext 30019
2.	A) Street: 6000 American Parkway B) City: Madison C) State: WI D) Zip Code: 53783 Zip Ext.: 0001 E) Foreign Country: Foreign Postal Code:

3.	Is this the first filing on this form by the Registrant? (Y or N) N
4.	Is this the last filing on this form by the Registrant? (Y or N) N
5.	Is Registrant a small business investment company (SBIC)?(Y or N) N
6.	Is Registrant a unit investment trust (UIT)?(Y or N) Y [If answer is “Y” (Yes) complete only items 111 through 133.]

UNIT INVESTMENT TRUSTS

111.	A) Depositor Name: American Family Life Insurance Company B) File Number (if any): C) City: Madison State: WI Zip Code: 53783 Zip Ext: 0001 Foreign Country: Foreign Postal Code:

112.	A) Sponsor Name: B) File Number (if any): C) City: State: Zip Code: Zip Ext: Foreign Country: Foreign Postal Code:

113.	A) Trustee Name: B) City: State: Zip Code: Zip Ext: C) Foreign Country: Foreign Postal Code:

114.	A) Principal Underwriter: Sunset Financial Services, Inc. B) File Number: 8-14148 C) City: Kansas City State: MO Zip Code: 64111 Zip Ext: 6139 Foreign Country: Foreign Postal Code:

115.	A) Independent Public Accountant: PricewaterhouseCoopers, LLP B) City: Chicago State: IL Zip Code: 60606 Zip Ext: Foreign Country: Foreign Postal Code:

116.
Family of investment companies information:

A) Is Registrant part of a family of investment companies? (Y or N) N
B) Identify the family in 10 letters:  (NOTE:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only).

117.
A) Is Registrant a separate account of an insurance company (Y or N) Y
If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?

b) Variable annuity contracts? (Y/N) Y
c) Scheduled premium variable life contracts? (Y/N) N
d) Flexible premium variable life contracts? (Y/N) N
e) Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118.	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933. 1

119.	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period. 0

120.	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $0

121.	State the number of series for which a current prospectus was in existence at the end of the period. 1

122.	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period. 0

123.	State the total value of the additional units considered in answering item 122 ($000's omitted) $0

124.
State the total value of units of prior series that were placed in the portfolios of a subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $0

125.
State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $0

126.
Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $0

127.
List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

		Number of Series Investing	Total Assets ($000's omitted)	Total Income Distributions ($000’s Omitted)

A.	U.S. Treasury direct issue	-----	-----	-----

B.	U.S. Government agency	-----	-----	-----

C.	State and municipal tax-free	-----	-----	-----

D.	Public utility debt	-----	-----	-----

E.	Brokers or dealers debt or debt of brokers' or dealers parent	-----	-----	-----

F.	All other corporate intermed. & long term debt	-----	-----	-----

G.	All other corporate short-term debt	-----	-----	-----

H.	Equity securities of brokers or dealers or parents of brokers or dealers	-----	-----	-----

I.	Investment company equity securities	-----	-----	-----

J.	All other equity securities	1	$156,720	$10,006

K.	Other securities	-----	-----	-----

L.	Total assets of all series of Registrant	1	$156,720	$10,006

128.
Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y or N) N

129.	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) N

130.	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y or N) N

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000,s omitted) $1,931

132.	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing: 811-_____ 811-_____ 811-_____ 811-_____

133.
If the Registrant has divested itself of securities in accordance with Section 13( c ) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

A. Name of issuer;
B. Exchange ticket symbol;
C. CUSIP number;
D. Total number of shares or, for debt securities, principal amount divested;
E. Date(s) that the securities were divested;
F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and
G. Name of the statute that added the provision of Section 13( c ) in accordance with which the securities were divested.

This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13( c ) of the Investment Company Act of 1940 have terminated.

This report is signed on behalf of the Registrant in the City of Madison, and State of Wisconsin, on the 19th day of February, 2016.

American Family Variable Account II (Registrant)
By:  American Family Life Insurance Company (Depositor)

/s/William T. Fancher	/s/Lynn St. John
William T. Fancher	Lynn St. John
President	Administrative Asst.